Subsequent events (Details) $ in Millions	Jul. 06, 2026 director	Jul. 01, 2026 USD ($)	Aug. 13, 2026 USD ($)
Major business combination | Stash Financial, Inc. (“Stash”)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired		100.00%
Percentage of voting equity interests acquired from initial payment		0.501
Carrying amount of non-controlling interests acquired		$ 78
Equity interests of acquirer		$ 21
Equity interests of acquirer, term		3 years
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorized, amount			$ 750
Changes in board of directors
Disclosure of non-adjusting events after reporting period [line items]
Number of board members | director	6
Number of directors retired | director	1